Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 42,606,485	$ 30,472,846
Less: Allowance for doubtful accounts		(422,340)
Accounts receivable, net	$ 42,606,485	$ 30,050,506